EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated January 16, 2018 to the Prospectus and Statement of Additional Information of Blackstone Alternative Multi-Strategy Fund, a series of Blackstone Alternative Investment Funds, dated July 31, 2017, filed with the Securities and Exchange Commission on January 16, 2018 under Rule 497 (SEC Accession No. 0001193125-18-011013).